RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of amounts included in due from/to related party
The following amounts are included in Due from Affiliates:

		2013		2012[2]
year ended December 31 (millions of Canadian dollars)	Maturity Date	Outstanding	Effective Interest Rate	Outstanding	Effective Interest Rate
Discount Notes[1]	2014	2,721	1.3%	2,889	1.4%
		2,721		2,889

1	Interest on the discount notes is equivalent to current commercial paper rates.

2
Balances in 2012 were previously reported net with amounts Due to Affiliates on the Consolidated Balance Sheet. To conform with our current reporting, we have adjusted the presentation to show the amounts on a gross basis.

The following amounts are included in Due to Affiliates:

		2013		2012[3]
year ended December 31 (millions of Canadian dollars)	Maturity Date	Outstanding	Effective Interest Rate	Outstanding	Effective Interest Rate
Credit Facility[1]		574	3.0%	1,240	3.0%
Credit Facility[2]	2014	865	3.8%	664	3.8%
		1,439		1,904

1
TCPL's demand revolving credit arrangement with TransCanada is $2.0 billion (or a U.S. dollar equivalent). This facility bears interest at the Royal Bank of Canada prime rate per annum, or the U.S base rate per annum. This facility may be terminated at any time at TransCanada's option.

2	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at Reuters prime rate plus 75 basis points.

3
Balances in 2012 were previously reported net with amounts Due from Affiliates on the Consolidated Balance Sheet. To conform with our current reporting, we have adjusted the presentation to show the amounts on a gross basis.